June 6, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:              Office of Filings, Information & Consumer Service

Re:          Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Supplement dated May 29, 2013 to the Prospectus dated October 26, 2012 and Summary Prospectus dated October 26, 2012 for the Munder International Small-Cap Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on May 29, 2013 (Accession # 0001104659-13-045254).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:           A. Eisenbeis